Concentrations (Details) - Schedule of trade receivable - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Concentrations (Details) - Schedule of trade receivable [Line Items]
Account receivable, value	$ 2,666,790	$ 3,095,794
Account receivable, percentage	49.30%	62.70%
Company A [Member]
Concentrations (Details) - Schedule of trade receivable [Line Items]
Account receivable, value	$ 672,314	$ 737,264
Account receivable, percentage	12.40%	14.90%
Company B [Member]
Concentrations (Details) - Schedule of trade receivable [Line Items]
Account receivable, value	$ 371,798	$ 718,128
Account receivable, percentage	6.90%	14.50%
Company C [Member]
Concentrations (Details) - Schedule of trade receivable [Line Items]
Account receivable, value	$ 556,414	$ 690,906
Account receivable, percentage	10.30%	14.00%
Company D [Member]
Concentrations (Details) - Schedule of trade receivable [Line Items]
Account receivable, value	$ 1,066,264	$ 949,496
Account receivable, percentage	19.70%	19.20%